22. Stock-based Compensation (Details - Assumptions)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Expected term	6 years 3 months	4 years	4 years
Risk-free interest rate, minimum	1.81%	1.15%	1.49%
Risk-free interest rate, maximum	2.30%	2.26%	1.72%
Expected volatility, minimum	284.00%	166.00%	139.00%
Expected volatility, maximum	763.00%	178.00%	141.00%
Expected dividend yield	0.00%	0.00%	0.00%